Document and Entity Information	9 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Organovo Holdings, Inc.
Entity Central Index Key	0001497253
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Tax Identification Number	27-1488943
Entity Address, Address Line One	11555 Sorrento Valley Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	224-1000
Entity Incorporation, State or Country Code	DE
Business Contact
Document Information [Line Items]
Contact Personnel Name	Keith Murphy
Entity Address, Address Line One	11555 Sorrento Valley Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	224-1000